COMMITMENTS, CONTINGENCIES AND GUARANTEES - Other Commitments (Details) CAD in Thousands	12 Months Ended
Dec. 31, 2016 CAD
Minimum annual commitments for bank credit facility
Total	CAD 23,226
2019	23,226
Minimum annual commitments for senior notes
Total	745,599
2017	29,539
2018	29,539
2019	59,539
2020	109,564
2021	109,564
Thereafter	407,854
Minimum annual commitments for transportation commitments
Total	293,624
2017	31,891
2018	29,104
2019	24,618
2020	22,800
2021	19,523
Thereafter	165,688
Minimum annual commitments for processing commitments
Total	42,931
2017	11,427
2018	10,136
2019	10,136
2020	1,550
2021	1,550
Thereafter	8,132
Minimum annual commitments for drilling and completions
Total	29,137
2017	29,137
Minimum annual commitments for office leases
Total	88,345
2017	12,197
2018	12,006
2019	10,494
2020	10,816
2021	10,848
Thereafter	31,984
Sublease recoveries
Total	(9,293)
2017	(1,956)
2018	(1,613)
2019	(1,709)
2020	(1,759)
2021	(1,516)
Thereafter	(740)
Minimum annual commitment for Net office leases
Total	79,052
2017	10,241
2018	10,393
2019	8,785
2020	9,057
2021	9,332
Total commitments
Total	1,213,569
2017	112,235
2018	79,172
2019	126,304
2020	142,971
2021	139,969
Thereafter	CAD 612,918
Foreign exchange rate (US$/CDN$)	1.3427